Net sales revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales revenue by country
Net sales revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989
Brazil
Net sales revenue by country
Net sales revenue	26,147,559	24,640,077	23,729,106
United States
Net sales revenue by country
Net sales revenue	8,539,972	7,965,209	9,601,157
Argentina
Net sales revenue by country
Net sales revenue	1,336,440	1,244,267	1,339,775
United Kingdom
Net sales revenue by country
Net sales revenue	202,830	589,725	2,438,148
Germany
Net sales revenue by country
Net sales revenue	1,192,287	1,198,760	1,239,286
Mexico
Net sales revenue by country
Net sales revenue	3,408,385	2,075,695	967,829
Italy
Net sales revenue by country
Net sales revenue	604,546	667,265	561,347
Netherlands
Net sales revenue by country
Net sales revenue	333,134	262,289	622,436
Singapore
Net sales revenue by country
Net sales revenue	542,866	1,101,156	1,017,128
Switzerland
Net sales revenue by country
Net sales revenue	415,729	227,504	334,422
Colombia
Net sales revenue by country
Net sales revenue	340,396	369,359	278,304
Spain
Net sales revenue by country
Net sales revenue	282,854	342,154	391,097
Chile
Net sales revenue by country
Net sales revenue	554,237	522,796	503,650
Peru
Net sales revenue by country
Net sales revenue	493,654	397,186	351,097
Uruguay
Net sales revenue by country
Net sales revenue	122,251	122,783	327,533
Japan
Net sales revenue by country
Net sales revenue	126,956	1,631,564	904,903
Poland
Net sales revenue by country
Net sales revenue	231,716	252,508	199,115
Paraguay
Net sales revenue by country
Net sales revenue	174,783	185,432	170,834
France
Net sales revenue by country
Net sales revenue	166,314	236,727	268,239
Bolivia
Net sales revenue by country
Net sales revenue	163,862	211,382	194,865
Canada
Net sales revenue by country
Net sales revenue	235,612	242,492	184,752
South Korea
Net sales revenue by country
Net sales revenue	339,430	254,512	74,567
Other
Net sales revenue by country
Net sales revenue	R$ 3,304,781	R$ 2,923,146	R$ 1,180,399